AR Capital Real Estate Income Fund
AR Capital Real Estate Income Fund
Investment Objective
The investment objective of the Fund is to provide current income with the potential for capital appreciation.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Class A and Class C shares of the Fund. You may qualify for sales charge discounts on Class A shares if you or your family invest, or agree to invest in the future, at least $100,000 in the Fund. More information about these and other discounts is contained in this prospectus under “How to Buy Shares—Classes of Shares Offered” on page 17 and in “Reducing Sales Charge on Class A Shares” on page 44 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees AR Capital Real Estate Income Fund	Class A		Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	4.50%		none
Maximum Deferred Sales Charge (Load) (as a % of the original purchase price or redemption proceeds, whichever is lower)	1.00%	[1]	1.00%	[2]
[1]	Only applies for purchases of greater than $1 million that are redeemed within one year of purchase.
[2]	For Class C shares, no deferred sales charge applies after one year.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses AR Capital Real Estate Income Fund		Class A		Class C	Class I
Management Fees		0.80%		0.80%	0.80%
Distribution and Service (12b-1) Fees		0.25%	[1]	1.00%	none
Other Expenses	[2]	1.01%		1.01%	1.01%
Total Annual Fund Operating Expenses		2.06%		2.81%	1.81%
Expense Reimbursement	[3]	(0.66%)		(0.66%)	(0.66%)
Total Annual Fund Operating Expenses After Expense Reimbursement		1.40%		2.15%	1.15%
[1]	The Fund's distributor has contractually agreed to waive 0.25% of the Distribution and Service (Rule 12b-1) fees for Class A Shares. The current waiver agreement will remain in effect through at least August 1, 2014. Excluding this waiver would result in fees of 0.50%.
[2]	Because the Fund is new, "Other Expenses" are based on estimated amounts for the current fiscal year.
[3]	The Adviser has contractually agreed to waive a portion or all of its management fees and pay Fund expenses (excluding acquired fund fees and expenses, interest, taxes, and extraordinary expenses) in order to limit the Other Expenses to 0.35% of average daily net assets of the Fund's shares (the "Expense Cap"). The Expense Cap will remain in effect through at least August 1, 2014, and may be terminated before that date only by the Trust's Board of Trustees. The Adviser may recoup any previously waived fees and paid expenses from the Fund pursuant to this agreement for 3 years from the date they were waived or paid, subject to the Expense Cap.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example AR Capital Real Estate Income Fund (USD $)	Assuming redemption at the end of 1 Year	Assuming redemption at the end of 3 Years
Class A	686	1,006
Class C	318	809
Class I	117	505

Expense Example, No Redemption AR Capital Real Estate Income Fund (USD $)	Assuming no redemption at the end of 1 Year	Assuming no redemption at the end of 3 Years
Class A	586	1,006
Class C	218	809

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. The portfolio turnover rate for the Fund is not available because the Fund is new.

Principal Investment Strategies

The Fund will invest substantially all (and under normal market conditions, at least 80%), of its net assets (plus any borrowings for investment purposes) in income producing securities related to the real estate industry (hereinafter referred to as “real estate securities”). National Fund Advisors, LLC (“NFA”), the Fund’s investment adviser (the “Adviser”), evaluates securities based primarily on the relative attractiveness of income with a secondary consideration of their potential for capital appreciation. The Adviser considers real estate securities to be securities issued by a company that (i) derives at least 50% of its revenues from the ownership, construction, financing, management, or sale of commercial, industrial, or residential real estate; or (ii) has at least 50% of its assets in real estate. The Fund will invest in both equity and debt securities, and will invest to a substantial degree in securities issued by real estate investment trusts (“REITs”). Equity securities include common and preferred stocks, convertible securities, rights and warrants to purchase common stock and depositary receipts. Debt securities include corporate debt obligations and commercial mortgage-backed securities.

REITs are companies that own interests in real estate or in real estate related loans or other interests, and their revenue primarily consists of rent derived from owned, income-producing real estate properties and capital gains from the sale of such properties. A majority of the REITs in which the Fund invests are generally considered by the Adviser to be small- and mid-cap companies. Debt securities acquired by the Fund may include high-yield debt securities (commonly referred to as “junk bonds”) issued or guaranteed by real estate and other companies. Although the Adviser anticipates that the Fund will invest a substantial portion of its assets in equity securities, the Fund may invest up to 100% of its net assets in debt securities of any maturity, duration, or credit rating. The Fund may also invest in other investment companies, including closed-end funds, that invest in real estate securities.

The Fund may invest up to 15% of its net assets in illiquid securities.

Principal Risks of Investing in the Fund

Investing in the Fund is subject to various risks, including the risk that you may receive little or no return on your investment, and you may lose all or part of your investment. By itself, the Fund does not constitute a balanced investment program. Before investing in the Fund you should consider carefully the following risks:

Real Estate Industry Concentration Risk. The Fund will concentrate its investments in real estate securities. As a result, the Fund’s portfolio will be significantly impacted by the performance of the real estate market generally, and the Fund may be exposed to greater risk and experience higher volatility than would a more diversified portfolio. Property values may fall due to increasing vacancies or declining rents resulting from economic, legal, cultural, or technological developments. Real estate company prices also may drop because of the failure of borrowers to pay their loans and poor management, and residential developers, in particular, could be negatively impacted by falling home prices, slower mortgage origination, and rising construction costs.

REIT Risk. In addition to the general risks associated with investments in the real estate industry discussed above, investing in REITs will subject the Fund to various risks. REITs are dependent upon management skills and may not be diversified. Changes in interest rates may make REIT shares less attractive than other income-producing investments. REITs are also subject to heavy cash flow dependency, defaults by borrowers, and self-liquidation. REITs could possibly fail to qualify for pass-through of income under applicable tax law. Various factors may also adversely affect a borrower’s or a lessee’s ability to meet its obligations to the REIT. In the event of a default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments.

Purchasing affiliated REITs may present certain actual or potential conflicts of interest. For example, the Fund may come into possession of non-public information regarding affiliated REITs and may use that information in connection with transactions made on behalf of the Fund. However, the Fund is prohibited by legal and regulatory constraints, and internal policies and procedures, from using insider information in its trading. The Fund may also be able to pump up the short-term financial performance of poorly-performing affiliated REITs by purchasing the REITs.

Market Risk. An investment in the Fund is generally subject to market risk, including the possible loss of the entire principal amount invested. An investment in the Fund represents an indirect investment in the securities owned by the Fund. Like all financial instruments, the value of these securities may move up or down, sometimes rapidly and unpredictably. The value of your investment in the Fund at any point in time may be worth less than the value of your original investment, even after taking into account any reinvestment of dividends and distributions.

Medium- and Small-Capitalization Company Risk. The Fund will concentrate its investments in real estate securities. Many issuers of real estate securities are medium- or small-capitalization companies which may be newly formed or have limited product lines, distribution channels, and financial or managerial resources. The risks associated with these investments are generally greater than those associated with investments in the securities of larger, more-established companies. This may cause the Fund’s NAV to be more volatile when compared to investment companies that focus only on large capitalization companies.

Common Stock Risk. While common stock has historically generated higher average returns than debt securities, common stock has also experienced significantly more volatility in those returns. An adverse event, such as an unfavorable earnings report, may depress the value of common stock held by the Fund. Also, the price of common stock is sensitive to general movements in the stock market. A drop in the stock market may depress the price of common stock held by the Fund.

Preferred Stock Risk. There are various risks associated with investing in preferred stock, including credit risk, liquidity risk, interest rate risk, deferral and omission of distributions, subordination to bonds and other debt securities in a company’s capital structure, limited liquidity, limited voting rights, and special redemption rights.

Convertible Securities Risk. Investments in convertible securities generally entail less risk than investments in an issuer’s common stock because convertible securities rank senior to common stock in an issuer’s capital structure. The extent to which such risk is reduced depends in large part upon the degree to which the convertible security sells above its value as a fixed income security. Convertible securities are subordinate in rank to any senior debt obligations of an issuer, and, therefore, entail more risk than the issuer’s debt obligations. Convertible securities generally offer lower interest than non-convertible debt securities of similar credit quality due to the potential for capital appreciation and are often lower-rated securities.

Rights and Warrants Risk. Investments in warrants involve certain risks, including the possible lack of a liquid market for the resale of the warrants, and potential price fluctuations due to adverse market conditions or other factors. In addition, changes in a warrant’s value do not necessarily correspond to changes in the value of its underlying security and the price of the warrant may be more volatile that the price of its underlying security. If a warrant is not exercised within a specified time period, it becomes worthless.

Depositary Receipts Risk. Depositary receipts may be less liquid than the underlying shares in their primary trading market. Depositary receipt holders may have limited voting rights, and investment restrictions in certain countries may adversely impact the value of the depositary receipts and may cause equity shares of the underlying issuer to trade at a discount or premium to the market price of the depositary receipts.

Debt Securities Risk. When the Fund invests in debt securities, the value of the Fund’s investment will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of debt securities. In general, the market price of debt securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments).

Credit Risk. There is a risk that debt issuers will not make payments, resulting in losses to the Fund. In addition, the credit quality of securities may be lowered if an issuer’s financial condition changes. Lower credit quality may lead to greater volatility in the price of a security and in shares of the Fund. Lower credit quality also may affect liquidity and make it difficult to sell the security. Default, or the market’s perception that an issuer is likely to default, could reduce the value and liquidity of securities.

High Yield Bond (Junk Bond) Risk. Junk bonds involve a greater risk of default or price changes due to changes in the credit quality of the issuer. The values of junk bonds fluctuate more than those of high-quality bonds in response to company, political, regulatory or economic developments. Values of junk bonds can decline significantly over short periods of time.

Mortgage-Backed Securities Risk. The Fund may invest in mortgage-backed securities that are subject to prepayment or call risk, which is the risk that the borrower’s payments may be received earlier or later than expected due to changes in prepayment rates on underlying loans. Faster prepayments often happen when interest rates are falling. As a result, the Fund may reinvest these early payments at lower interest rates, thereby reducing the Fund’s income. Conversely, when interest rates rise, prepayments may happen more slowly, causing the security to lengthen in duration. Longer duration securities tend to be more volatile. Securities may be prepaid at a price less than the original purchase value. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of mortgage-backed securities and could result in losses to the Fund. The risk of such defaults is generally higher in the case of mortgage pools that include subprime mortgages. Subprime mortgages refer to loans made to borrowers with weakened credit histories or with lower capacity to make timely payments on their mortgages.

Investment in other Investment Companies Risk. The Fund’s investment in another investment company may subject the Fund indirectly to the underlying risks of the investment company. The Fund also will bear its share of the underlying investment company’s fees and expenses, which are in addition to the Fund’s own fees and expenses. Shares of closed-end funds may trade at prices that reflect a premium above or a discount below the investment company’s net asset value, which may be substantial. If investment company securities are purchased at a premium to net asset value, the premium may not exist when those securities are sold and the Fund could incur a loss. Additionally, closed-end fund shares held by the Fund may be non-traded and, therefore, illiquid.

Liquidity Risk. The Fund may hold illiquid securities that it may be unable to sell at the preferred time or price and could lose its entire investment in such securities.

Non-Diversification Risk. The Fund is classified as a non-diversified management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). This means that the Fund may invest a greater portion of its assets in a limited number of issuers than would be the case if the Fund were classified as a diversified management investment company. The value of the Fund may decrease in response to the activities and financial prospects of an individual security in the Fund’s portfolio. Additionally, the Fund may be subject to greater risk, because the Fund’s performance may be more sensitive to any single economic, business, political, or regulatory occurrence than the value of shares of a diversified investment company.

Management Risk. The NAV of the Fund changes daily based on the value of the securities in which it invests. The Adviser’s judgments about the attractiveness, value and potential appreciation of particular real estate segment and securities in which the Fund invests may prove to be incorrect and may not produce the desired results.

No Operating History. The Fund is a new mutual fund and has no history of operations. During the Fund’s start-up period, the Fund may not achieve the desired portfolio composition. If the Fund commences operations under inopportune market or economic conditions, it may not be able to achieve its investment objective.

Fund Performance
No performance information is presented because the Fund has not yet commenced investment operations. Updated performance information will be available at the Fund’s website www.arcincomefunds.com.

Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	May 31, 2013
Registrant Name	dei_EntityRegistrantName	REALTY CAPITAL INCOME FUNDS TRUST
Central Index Key	dei_EntityCentralIndexKey	0001565543
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	arcif
Document Creation Date	dei_DocumentCreationDate	May 31, 2013
Document Effective Date	dei_DocumentEffectiveDate	May 31, 2013
Prospectus Date	rr_ProspectusDate	May 31, 2013
AR Capital Real Estate Income Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	AR Capital Real Estate Income Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Fund is to provide current income with the potential for capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold Class A and Class C shares of the Fund. You may qualify for sales charge discounts on Class A shares if you or your family invest, or agree to invest in the future, at least $100,000 in the Fund. More information about these and other discounts is contained in this prospectus under “How to Buy Shares—Classes of Shares Offered” on page 17 and in “Reducing Sales Charge on Class A Shares” on page 44 of the Fund’s Statement of Additional Information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-08-01
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. The portfolio turnover rate for the Fund is not available because the Fund is new.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Because the Fund is new, “Other Expenses” are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund will invest substantially all (and under normal market conditions, at least 80%), of its net assets (plus any borrowings for investment purposes) in income producing securities related to the real estate industry (hereinafter referred to as “real estate securities”). National Fund Advisors, LLC (“NFA”), the Fund’s investment adviser (the “Adviser”), evaluates securities based primarily on the relative attractiveness of income with a secondary consideration of their potential for capital appreciation. The Adviser considers real estate securities to be securities issued by a company that (i) derives at least 50% of its revenues from the ownership, construction, financing, management, or sale of commercial, industrial, or residential real estate; or (ii) has at least 50% of its assets in real estate. The Fund will invest in both equity and debt securities, and will invest to a substantial degree in securities issued by real estate investment trusts (“REITs”). Equity securities include common and preferred stocks, convertible securities, rights and warrants to purchase common stock and depositary receipts. Debt securities include corporate debt obligations and commercial mortgage-backed securities.

REITs are companies that own interests in real estate or in real estate related loans or other interests, and their revenue primarily consists of rent derived from owned, income-producing real estate properties and capital gains from the sale of such properties. A majority of the REITs in which the Fund invests are generally considered by the Adviser to be small- and mid-cap companies. Debt securities acquired by the Fund may include high-yield debt securities (commonly referred to as “junk bonds”) issued or guaranteed by real estate and other companies. Although the Adviser anticipates that the Fund will invest a substantial portion of its assets in equity securities, the Fund may invest up to 100% of its net assets in debt securities of any maturity, duration, or credit rating. The Fund may also invest in other investment companies, including closed-end funds, that invest in real estate securities.

The Fund may invest up to 15% of its net assets in illiquid securities.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration

The Fund will invest substantially all (and under normal market conditions, at least 80%), of its net assets (plus any borrowings for investment purposes) in income producing securities related to the real estate industry (hereinafter referred to as “real estate securities”).

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Investing in the Fund is subject to various risks, including the risk that you may receive little or no return on your investment, and you may lose all or part of your investment. By itself, the Fund does not constitute a balanced investment program. Before investing in the Fund you should consider carefully the following risks:

Real Estate Industry Concentration Risk. The Fund will concentrate its investments in real estate securities. As a result, the Fund’s portfolio will be significantly impacted by the performance of the real estate market generally, and the Fund may be exposed to greater risk and experience higher volatility than would a more diversified portfolio. Property values may fall due to increasing vacancies or declining rents resulting from economic, legal, cultural, or technological developments. Real estate company prices also may drop because of the failure of borrowers to pay their loans and poor management, and residential developers, in particular, could be negatively impacted by falling home prices, slower mortgage origination, and rising construction costs.

REIT Risk. In addition to the general risks associated with investments in the real estate industry discussed above, investing in REITs will subject the Fund to various risks. REITs are dependent upon management skills and may not be diversified. Changes in interest rates may make REIT shares less attractive than other income-producing investments. REITs are also subject to heavy cash flow dependency, defaults by borrowers, and self-liquidation. REITs could possibly fail to qualify for pass-through of income under applicable tax law. Various factors may also adversely affect a borrower’s or a lessee’s ability to meet its obligations to the REIT. In the event of a default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments.

Purchasing affiliated REITs may present certain actual or potential conflicts of interest. For example, the Fund may come into possession of non-public information regarding affiliated REITs and may use that information in connection with transactions made on behalf of the Fund. However, the Fund is prohibited by legal and regulatory constraints, and internal policies and procedures, from using insider information in its trading. The Fund may also be able to pump up the short-term financial performance of poorly-performing affiliated REITs by purchasing the REITs.

Market Risk. An investment in the Fund is generally subject to market risk, including the possible loss of the entire principal amount invested. An investment in the Fund represents an indirect investment in the securities owned by the Fund. Like all financial instruments, the value of these securities may move up or down, sometimes rapidly and unpredictably. The value of your investment in the Fund at any point in time may be worth less than the value of your original investment, even after taking into account any reinvestment of dividends and distributions.

Medium- and Small-Capitalization Company Risk. The Fund will concentrate its investments in real estate securities. Many issuers of real estate securities are medium- or small-capitalization companies which may be newly formed or have limited product lines, distribution channels, and financial or managerial resources. The risks associated with these investments are generally greater than those associated with investments in the securities of larger, more-established companies. This may cause the Fund’s NAV to be more volatile when compared to investment companies that focus only on large capitalization companies.

Common Stock Risk. While common stock has historically generated higher average returns than debt securities, common stock has also experienced significantly more volatility in those returns. An adverse event, such as an unfavorable earnings report, may depress the value of common stock held by the Fund. Also, the price of common stock is sensitive to general movements in the stock market. A drop in the stock market may depress the price of common stock held by the Fund.

Preferred Stock Risk. There are various risks associated with investing in preferred stock, including credit risk, liquidity risk, interest rate risk, deferral and omission of distributions, subordination to bonds and other debt securities in a company’s capital structure, limited liquidity, limited voting rights, and special redemption rights.

Convertible Securities Risk. Investments in convertible securities generally entail less risk than investments in an issuer’s common stock because convertible securities rank senior to common stock in an issuer’s capital structure. The extent to which such risk is reduced depends in large part upon the degree to which the convertible security sells above its value as a fixed income security. Convertible securities are subordinate in rank to any senior debt obligations of an issuer, and, therefore, entail more risk than the issuer’s debt obligations. Convertible securities generally offer lower interest than non-convertible debt securities of similar credit quality due to the potential for capital appreciation and are often lower-rated securities.

Rights and Warrants Risk. Investments in warrants involve certain risks, including the possible lack of a liquid market for the resale of the warrants, and potential price fluctuations due to adverse market conditions or other factors. In addition, changes in a warrant’s value do not necessarily correspond to changes in the value of its underlying security and the price of the warrant may be more volatile that the price of its underlying security. If a warrant is not exercised within a specified time period, it becomes worthless.

Depositary Receipts Risk. Depositary receipts may be less liquid than the underlying shares in their primary trading market. Depositary receipt holders may have limited voting rights, and investment restrictions in certain countries may adversely impact the value of the depositary receipts and may cause equity shares of the underlying issuer to trade at a discount or premium to the market price of the depositary receipts.

Debt Securities Risk. When the Fund invests in debt securities, the value of the Fund’s investment will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of debt securities. In general, the market price of debt securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments).

Credit Risk. There is a risk that debt issuers will not make payments, resulting in losses to the Fund. In addition, the credit quality of securities may be lowered if an issuer’s financial condition changes. Lower credit quality may lead to greater volatility in the price of a security and in shares of the Fund. Lower credit quality also may affect liquidity and make it difficult to sell the security. Default, or the market’s perception that an issuer is likely to default, could reduce the value and liquidity of securities.

High Yield Bond (Junk Bond) Risk. Junk bonds involve a greater risk of default or price changes due to changes in the credit quality of the issuer. The values of junk bonds fluctuate more than those of high-quality bonds in response to company, political, regulatory or economic developments. Values of junk bonds can decline significantly over short periods of time.

Mortgage-Backed Securities Risk. The Fund may invest in mortgage-backed securities that are subject to prepayment or call risk, which is the risk that the borrower’s payments may be received earlier or later than expected due to changes in prepayment rates on underlying loans. Faster prepayments often happen when interest rates are falling. As a result, the Fund may reinvest these early payments at lower interest rates, thereby reducing the Fund’s income. Conversely, when interest rates rise, prepayments may happen more slowly, causing the security to lengthen in duration. Longer duration securities tend to be more volatile. Securities may be prepaid at a price less than the original purchase value. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of mortgage-backed securities and could result in losses to the Fund. The risk of such defaults is generally higher in the case of mortgage pools that include subprime mortgages. Subprime mortgages refer to loans made to borrowers with weakened credit histories or with lower capacity to make timely payments on their mortgages.

Investment in other Investment Companies Risk. The Fund’s investment in another investment company may subject the Fund indirectly to the underlying risks of the investment company. The Fund also will bear its share of the underlying investment company’s fees and expenses, which are in addition to the Fund’s own fees and expenses. Shares of closed-end funds may trade at prices that reflect a premium above or a discount below the investment company’s net asset value, which may be substantial. If investment company securities are purchased at a premium to net asset value, the premium may not exist when those securities are sold and the Fund could incur a loss. Additionally, closed-end fund shares held by the Fund may be non-traded and, therefore, illiquid.

Liquidity Risk. The Fund may hold illiquid securities that it may be unable to sell at the preferred time or price and could lose its entire investment in such securities.

Non-Diversification Risk. The Fund is classified as a non-diversified management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). This means that the Fund may invest a greater portion of its assets in a limited number of issuers than would be the case if the Fund were classified as a diversified management investment company. The value of the Fund may decrease in response to the activities and financial prospects of an individual security in the Fund’s portfolio. Additionally, the Fund may be subject to greater risk, because the Fund’s performance may be more sensitive to any single economic, business, political, or regulatory occurrence than the value of shares of a diversified investment company.

Management Risk. The NAV of the Fund changes daily based on the value of the securities in which it invests. The Adviser’s judgments about the attractiveness, value and potential appreciation of particular real estate segment and securities in which the Fund invests may prove to be incorrect and may not produce the desired results.

No Operating History. The Fund is a new mutual fund and has no history of operations. During the Fund’s start-up period, the Fund may not achieve the desired portfolio composition. If the Fund commences operations under inopportune market or economic conditions, it may not be able to achieve its investment objective.

Risk Lose Money [Text]	rr_RiskLoseMoney	Investing in the Fund is subject to various risks, including the risk that you may receive little or no return on your investment, and you may lose all or part of your investment.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus

The Fund is classified as a non-diversified management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). This means that the Fund may invest a greater portion of its assets in a limited number of issuers than would be the case if the Fund were classified as a diversified management investment company. The value of the Fund may decrease in response to the activities and financial prospects of an individual security in the Fund’s portfolio. Additionally, the Fund may be subject to greater risk, because the Fund’s performance may be more sensitive to any single economic, business, political, or regulatory occurrence than the value of shares of a diversified investment company.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	No performance information is presented because the Fund has not yet commenced investment operations. Updated performance information will be available at the Fund’s website www.arcincomefunds.com.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	No performance information is presented because the Fund has not yet commenced investment operations.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.arcincomefunds.com
AR Capital Real Estate Income Fund | Class A
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	ARIAX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.50%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.80%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[2]
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	1.01%	[3]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.06%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.66%)	[4]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.40%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on Class A shares if you or your family invest, or agree to invest in the future, at least $100,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	686
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,006
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	586
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,006
AR Capital Real Estate Income Fund | Class C
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	ARICX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[5]
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.80%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	1.01%	[3]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.81%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.66%)	[4]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	2.15%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	318
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	809
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	218
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	809
AR Capital Real Estate Income Fund | Class I
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	ARIPX
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.80%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	1.01%	[3]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.81%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.66%)	[4]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.15%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	117
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	505

[1]	Only applies for purchases of greater than $1 million that are redeemed within one year of purchase.
[2]	The Fund's distributor has contractually agreed to waive 0.25% of the Distribution and Service (Rule 12b-1) fees for Class A Shares. The current waiver agreement will remain in effect through at least August 1, 2014. Excluding this waiver would result in fees of 0.50%.
[3]	Because the Fund is new, "Other Expenses" are based on estimated amounts for the current fiscal year.
[4]	The Adviser has contractually agreed to waive a portion or all of its management fees and pay Fund expenses (excluding acquired fund fees and expenses, interest, taxes, and extraordinary expenses) in order to limit the Other Expenses to 0.35% of average daily net assets of the Fund's shares (the "Expense Cap"). The Expense Cap will remain in effect through at least August 1, 2014, and may be terminated before that date only by the Trust's Board of Trustees. The Adviser may recoup any previously waived fees and paid expenses from the Fund pursuant to this agreement for 3 years from the date they were waived or paid, subject to the Expense Cap.
[5]	For Class C shares, no deferred sales charge applies after one year.